COMMITMENTS AND CONTINGENCIES (Details)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Underwriting Agreement
Underwriting fee discount (in dollars per share) | $ / shares	$ 0.20
Underwriting expense | $	$ 8,280,000
Deferred underwriting discount (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting fees | $	$ 14,490,000